Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Jan. 01, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (93)	$ (130)
Deferred tax assets:
Tax loss carryforwards and other tax credits	757	702
Accounts payable and accrued expenses	458	338
Intangible assets, net	57	142
Total deferred tax assets, gross	1,272	1,182
Presentation offset regarding same legal entity	(645)	(564)
Total deferred tax assets, net in the statement of financial position	627	618	[1]	$ 783	$ 774
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,323)	(1,283)
Investments and other assets	(42)	(29)
Total deferred tax liabilities, gross	(1,365)	(1,312)
Presentation offset regarding same legal entity	645	564
Total deferred tax liabilities, net in the statement of financial position	(720)	(748)	[1]	$ (795)	$ (946)
Net deferred tax liabilities	(93)	(130)
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(157)	(205)
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	189	174
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(346)	(379)
Net deferred tax liabilities	(157)	(205)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	64	75
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	438	444
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(374)	(369)
Net deferred tax liabilities	$ 64	$ 75

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.